Transactions With Related Parties	12 Months Ended
Dec. 31, 2012
Transactions With Related Parties [Abstract]
Transactions With Related Parties

13. TRANSACTIONS WITH RELATED PARTIES

Affiliate Revenues and Expenses

     Our General Partner is owned by Crestwood Holdings. The affiliates of Crestwood Holdings and its owners are considered our related parties, including Sabine Oil and Gas LLC, and Mountaineer Keystone, LLC. In addition, under the agreements governing the Crestwood Transaction, Quicksilver is entitled to appoint a director to our General Partner's board of directors until the later of the second anniversary of the closing or such time as Quicksilver generates less than 50% of our consolidated revenue in any fiscal year. As such, Quicksilver, qualifies as a related party.

     We enter into transactions with our affiliates within the ordinary course of business and the services are based on the same terms as non-affiliates, including gas gathering and processing services under long-term contracts, product purchases and various operating agreements.

     We do not have any employees. We are managed and operated by the directors and officers of our General Partner. We have an omnibus agreement with Crestwood Holdings and our General Partner under which we reimburse Crestwood Holdings for the provision of various general and administrative services for our benefit and for direct expenses incurred by Crestwood Holdings on our behalf. Crestwood Holdings bills us directly for certain general and administrative costs and allocates a portion of its general and administrative costs to us. Prior to the closing of the Crestwood Transaction, employees of Quicksilver provided general and administrative services for our benefit. The allocations from Crestwood Holdings and Quicksilver were based on the estimated level of effort devoted to our operations.

     The table below shows overall revenues, expenses and reimbursements from our affiliates for the years ended December 31, 2012, 2011 and 2010 (In millions):

	Year Ended December 31,
	2012	2011	2010
Operating revenues	$114	$131	$105
Operating expenses	35	18	21
Reimbursements of operating expenses	1	2	—	(1)

(1) Amount was less than $1 million.

Distributions

     Prior to Quicksilver's sale of us to Crestwood Holdings on October 1, 2010, we paid cash distributions to Quicksilver in 2010 of approximately $80 million, including the conversion of the Subordinated Note Payable to common units for approximately $50 million.